Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The table below provides disaggregated information on the Company's revenues. Certain other revenue contracts are outside the scope of ASU 2014-09, Revenue from Contracts with Customers. These contracts are reported in net marketing services and other in the Statements of Consolidated Operations. Derivative contracts are also outside the scope of ASU 2014-09.

	Years Ended December 31,
	2021	2020	2019

	(Thousands)
Revenues from contracts with customers:
Natural gas sales	$6,180,176	$2,459,854	$3,559,809
NGLs sales	531,510	169,871	197,985
Oil sales	92,334	20,574	33,620
Total revenues from contracts with customers	$6,804,020	$2,650,299	$3,791,414

Other sources of revenue:
(Loss) gain on derivatives not designated as hedges	(3,775,042)	400,214	616,634
Net marketing services and other	35,685	8,330	8,436
Total operating revenues	$3,064,663	$3,058,843	$4,416,484

Summary of Remaining Performance Obligations
The following table summarizes the transaction price allocated to the Company's remaining performance obligations on all contracts with fixed consideration as of December 31, 2021. Amounts shown exclude contracts that qualified for the exception to the relative standalone selling price method as of December 31, 2021.

	2022	2023	Total

	(Thousands)
Natural gas sales	$14,970	$6,794	$21,764